Consolidated statement of other comprehensive income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net profit for the year	S/ 1,943,195	S/ 1,307,461	S/ 1,079,276
Other comprehensive income that will not be reclassified to the consolidated statement of income in subsequent periods:
Gains on valuation of equity instruments at fair value through other comprehensive income	69,952	3,048	16,220
Income Tax	(183)	(1,595)	(157)
Total unrealized gain that will not be reclassified to the consolidated statement of income	69,769	1,453	16,063
Other comprehensive income to be reclassified to the consolidated statement of income in subsequent periods:
Net movement of debt instruments at fair value through other comprehensive income	898,804	286,738	1,134,509
Income Tax	(4,129)	(3,595)	(3,645)
Other Comprehensive Income Net Of Tax Financial Assets Measured At Fair Value Through Other Comprehensive Income	894,675	283,143	1,130,864
Insurance reserves at fair value	(736,366)	(61,389)	(970,191)
Net movement of cash flow hedges	46,601	(18,605)	(29,112)
Income Tax	(6,588)	1,402	6,336
Total	40,013	(17,203)	(22,776)
Translation of foreign operations	(101,063)	11,747	(21,970)
Total unrealized gain to be reclassified to the consolidated statement of income in subsequent periods	97,259	216,298	115,927
Other comprehensive income for the year	167,028	217,751	131,990
Total comprehensive income for the year, net of Income Tax	2,110,223	1,525,212	1,211,266
Attributable to:
IFS's shareholders	2,097,275	1,516,304	1,202,789
Non-controlling interest	12,948	8,908	8,477
Total comprehensive income for the year, net of Income Tax	S/ 2,110,223	S/ 1,525,212	S/ 1,211,266